STOCKHOLDERS' DEFICIT (Details 2) - Warrant [Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of Warrants Outstanding
Warrants outstanding, beginning balance | shares
Warrants issued | shares	267,000
Warrants exercised | shares
Warrants forfeited | shares
Warrants outstanding, ending balance | shares	267,000
Weighted Average Exercise Price
Weighted average exercise price, Warrants outstanding, beginning balance | $ / shares
Weighted average exercise price, Warrants issued | $ / shares	0.79
Weighted average exercise price, Warrants exercised | $ / shares
Weighted average exercise price, Warrants forfeited | $ / shares
Weighted average exercise price, Warrants outstanding, ending balance | $ / shares	$ 0.79
Remaining Contractual Life (Years)
Weighted average remaining contractural life, issued	1 year 8 months 26 days
Weighted average remaining contractural life, outstanding	1 year 2 months 5 days
Aggregated Intrinsic Value | $	$ 42,450